Note 7 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
7—PROPERTY
AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2018	2017
Equipment	8,677	7,588
Furniture, fixture, and fittings and other	4,064	3,766
Total gross value	12,742	11,354
Less: accumulated depreciation and amortization	(8,534)	(7,672)
Total	4,208	3,682

Depreciation expense related to property and equipment amounted to
€1,367
thousand,
€1,153
thousand and
€843
thousand for the years ended
December 31, 2018,
2017
and
2016,
respectively.

Assets under capital leases:

Capitalized costs on equipment held under capital leases of
€2,704
thousand and
€2,081
thousand are included in property and equipment at
December 31, 2018
and
2017,
respectively. Accumulated depreciation of these assets under capital leases was
€2,291
thousand and
€2,018
thousand, at
December 31, 2018
and
2017,
respectively.

Capitalized costs on vehicles and office and IT equipment held under capital leases of
€1,423
thousand and
€981
thousand are included in property and equipment at
December 31, 2018
and
2017,
respectively. Accumulated depreciation of these assets under capital leases was
€619
thousand and
€528
thousand, at
December 31, 2018
and
2017,
respectively.

Depreciation expense on assets held under capital leases is included in total depreciation expense and amounted to
€386
thousand,
€218
thousand and
€164
thousand, for the years ended
December 31, 2018,
2017
and
2016,
respectively.

Assets leased to customers:

Capitalized costs on equipment leased to customers of
€351
thousand and
€474
thousand are included in property and equipment at
December 31, 2018
and
2017,
respectively. Accumulated amortization of these assets leased to third
parties was
€72
thousand and
€27
thousand, at
December 31, 2018
and
2017,
respectively.

Depreciation expense on equipment leased to customer is included in total depreciation expense and amounted to
€51
thousand,
€24
thousand and
€2
thousand, for the years ended
December 31, 2018,
2017
and
2016,
respectively.